Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (James D. Farley, Jr.) ($)	Summary Compensation Table Total for PEO (James P. Hackett) ($)	CAP to PEO (James D. Farley, Jr.) 4 ($)	CAP to PEO (James P. Hackett) 4 ($)	Average Summary Compensation Table Total for Non-PEO Named Executives 1 ($)	Average CAP to Non-PEO Named Executives 1,4 ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $M)	Company Adjusted EBIT Margin 3 (%)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return 2 ($)
2024	24,861,866	—	14,223,664	—	14,027,714	8,570,838	133	183	5,879	5.5
2023	26,470,033	—	29,358,700	—	13,582,049	14,315,576	153	170	4,347	5.9
2022	20,996,146	—	(14,879,370)	—	12,379,576	(3,677,839)	132	128	(1,981)	6.6
2021	22,813,174	—	73,772,804	—	12,948,787	30,831,937	228	188	17,937	7.3
2020	11,802,054	16,728,505	8,310,761	9,825,786	9,684,547	3,384,069	96	151	(1,279)	2.0

1
The Non-PEO Named Executives for 2020 were John T. Lawler, William Clay Ford, Jr., Hau Thai-Tang, Kumar Galhotra, and Tim Stone; for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; and for 2023 and 2024 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern.

2
The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2024.

3
Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt (excluding Ford Credit Debt), taxes, and pre-tax special items. Our management ordinarily excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:
Pre-Tax Special Item	Significance Guideline

▪
Pension and OPEB remeasurement gains and losses

▪
Gains and losses on investments in equity securities

▪
Personnel expenses, supplier- and dealer-related costs, and facility-related charges stemming from our efforts to match production capacity and cost structure to market demand and changing model mix

▪
Other items that we do not necessarily consider to be indicative of earnings from ongoing operating activities

▪ No minimum ▪ No minimum ▪ Generally $100 million or more ▪ $500 million or more for individual field service actions; generally $100 million or more for other items
Company adjusted EBIT Margin is useful to management and investors because it allows users to evaluate our operating results aligned with industry reporting. Company adjusted EBIT is useful to management and investors because it focuses on underlying operating results and trends, and improves comparability of our period-over-period results. Please refer to Appendix III to this Proxy Statement for a reconciliation of Company Net Income/(Loss) Margin to Company adjusted EBIT Margin and the underlying reconciliation of Net Income/(Loss) to Company adjusted EBIT.
As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the amounts shown in the tables below were added to, or deducted from, the applicable SCT Totals. For additional information on how the CAP values for 2020, 2021, 2022, and 2023 were calculated, please see Footnote 4 to the Pay versus Performance Table beginning on page 79 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 9, 2024, filed with the SEC on March 29, 2024, and Footnote 4 to the Pay versus Performance Table beginning on page 75 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 11, 2023, filed with the SEC on March 31, 2023:

James D. Farley, Jr. 2024 SCT Total Compensation to CAP Reconciliation:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value Of Equity-Based Awards ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) ii	CAP ($) iii
2024	24,861,866	20,645,446	10,007,244	14,223,664
Average Non-PEO Named Executive 2021-2024 SCT Total Compensation to CAP Reconciliation i:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) ii	Plus Actuarially Determined Pension Service Cost and Prior Service Cost ($) iii, iv	CAP ($)
2024	14,027,714	11,421,056	5,900,670	63,510	8,570,838
2023	13,582,049	10,998,578	11,677,419	54,686	14,315,576
2021	12,948,787	10,413,222	28,182,109	114,263	30,831,937

i
These values have been recalculated for 2021 and 2023 due to changes in the average (a) SCT Total Compensation figure and (b) Aggregate Change in Present Value of Pension Benefit figure, for our Non-PEO Named Executives. The change is attributable to the inclusion of additional amounts for Mr. Field in those years related to pension benefits he maintains from his previous employment with the Company in the 1990s.
Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2024. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 65.

Supplemental Detail of PEO (James D. Farley, Jr.) Equity-Based Awards Change in Value for 2024:
Year	Type of Award	Fair Value of Reported Year’s Awards at Fiscal Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	5,250,594	(679,066)	190,645	4,762,174
2024	PSUs	10,172,306	(5,903,805)	976,570	5,245,071
	Options	—	—	—	—
	Total	15,422,900	(6,582,871)	1,167,215	10,007,244
Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value for 2024:
Year	Type of Award	Fair Value of Reported Year’s Awards at Reported Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Reported Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	3,502,732	(398,320)	179,592	3,284,004
2024	PSUs	4,725,982	(2,398,533)	289,217	2,616,666
	Options	—	—	—	—
	Total	8,228,714	(2,796,853)	468,809	5,900,670

iii
We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iv
This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Company Selected Measure Name	CompanyAdjustedEBITMargin
Named Executive Officers, Footnote
The Non-PEO Named Executives for 2020 were John T. Lawler, William Clay Ford, Jr., Hau Thai-Tang, Kumar Galhotra, and Tim Stone; for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; and for 2023 and 2024 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern.

Peer Group Issuers, Footnote
The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 24,861,866
PEO Actually Paid Compensation Amount	$ 14,223,664
Adjustment To PEO Compensation, Footnote
James D. Farley, Jr. 2024 SCT Total Compensation to CAP Reconciliation:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value Of Equity-Based Awards ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) ii	CAP ($) iii
2024	24,861,866	20,645,446	10,007,244	14,223,664
Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2024. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 65.

Supplemental Detail of PEO (James D. Farley, Jr.) Equity-Based Awards Change in Value for 2024:
Year	Type of Award	Fair Value of Reported Year’s Awards at Fiscal Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	5,250,594	(679,066)	190,645	4,762,174
2024	PSUs	10,172,306	(5,903,805)	976,570	5,245,071
	Options	—	—	—	—
	Total	15,422,900	(6,582,871)	1,167,215	10,007,244
iii
We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

Non-PEO NEO Average Total Compensation Amount	$ 14,027,714	$ 13,582,049	$ 12,379,576	$ 12,948,787	$ 9,684,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,570,838	14,315,576	(3,677,839)	30,831,937	3,384,069
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO Named Executive 2021-2024 SCT Total Compensation to CAP Reconciliation i:
Year	SCT Total Compensation ($)	Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($) ii	Plus Actuarially Determined Pension Service Cost and Prior Service Cost ($) iii, iv	CAP ($)
2024	14,027,714	11,421,056	5,900,670	63,510	8,570,838
2023	13,582,049	10,998,578	11,677,419	54,686	14,315,576
2021	12,948,787	10,413,222	28,182,109	114,263	30,831,937

i
These values have been recalculated for 2021 and 2023 due to changes in the average (a) SCT Total Compensation figure and (b) Aggregate Change in Present Value of Pension Benefit figure, for our Non-PEO Named Executives. The change is attributable to the inclusion of additional amounts for Mr. Field in those years related to pension benefits he maintains from his previous employment with the Company in the 1990s.
Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2024. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 65.
Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value for 2024:
Year	Type of Award	Fair Value of Reported Year’s Awards at Reported Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Reported Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
	RSUs	3,502,732	(398,320)	179,592	3,284,004
2024	PSUs	4,725,982	(2,398,533)	289,217	2,616,666
	Options	—	—	—	—
	Total	8,228,714	(2,796,853)	468,809	5,900,670

iii
We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iv
This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Critical Performance Measures
The seven measures listed below represent the most important financial and non-financial performance measures used to tie 2024 executive compensation to Company performance. The measures in this table are not ranked. For a discussion of each of these performance measures and how they tie to our performance-based compensation practices, refer to the CD&A, beginning on page 42.
Most Important Financial and Non-Financial Performance Measures
Company Adjusted EBIT Margin Company Adjusted EBIT Company Adjusted Free Cash Flow Adjusted Return on Invested Capital Company Revenue Quality rTSR of 2024 PSU TSR Peer Group

*
See Long-Term Incentive Plan, beginning on page 52, for more information about the structure of our PSU grants and the peer group used for measuring rTSR for PSUs.

Total Shareholder Return Amount	$ 133	153	132	228	96
Peer Group Total Shareholder Return Amount	183	170	128	188	151
Net Income (Loss)	$ 5,879,000,000	$ 4,347,000,000	$ (1,981,000,000)	$ 17,937,000,000	$ (1,279,000,000)
Company Selected Measure Amount	5.5	5.9	6.6	7.3	2
PEO Name	James D. Farley, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Company Adjusted EBIT Margin
Non-GAAP Measure Description
Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt (excluding Ford Credit Debt), taxes, and pre-tax special items. Our management ordinarily excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:
Pre-Tax Special Item	Significance Guideline

▪
Pension and OPEB remeasurement gains and losses

▪
Gains and losses on investments in equity securities

▪
Personnel expenses, supplier- and dealer-related costs, and facility-related charges stemming from our efforts to match production capacity and cost structure to market demand and changing model mix

▪
Other items that we do not necessarily consider to be indicative of earnings from ongoing operating activities

▪ No minimum ▪ No minimum ▪ Generally $100 million or more ▪ $500 million or more for individual field service actions; generally $100 million or more for other items
Company adjusted EBIT Margin is useful to management and investors because it allows users to evaluate our operating results aligned with industry reporting. Company adjusted EBIT is useful to management and investors because it focuses on underlying operating results and trends, and improves comparability of our period-over-period results. Please refer to Appendix III to this Proxy Statement for a reconciliation of Company Net Income/(Loss) Margin to Company adjusted EBIT Margin and the underlying reconciliation of Net Income/(Loss) to Company adjusted EBIT.

Measure:: 2
Pay vs Performance Disclosure
Name	Company Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Company Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Company Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Quality
Measure:: 7
Pay vs Performance Disclosure
Name	rTSR of 2024 PSU TSR Peer Group
James D. Farley, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,861,866	$ 26,470,033	$ 20,996,146	$ 22,813,174	$ 11,802,054
PEO Actually Paid Compensation Amount	14,223,664	29,358,700	(14,879,370)	73,772,804	8,310,761
James P. Hackett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					16,728,505
PEO Actually Paid Compensation Amount					$ 9,825,786
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,645,446)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,007,244
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,422,900
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,250,594
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,582,871)
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(679,066)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,167,215
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,645
PEO | Total Equity Awards Adjustments Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,762,174
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,172,306
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,903,805)
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	976,570
PEO | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,245,071
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,510	54,686		114,263
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,421,056)	(10,998,578)		(10,413,222)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,900,670	$ 11,677,419		$ 28,182,109
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,228,714
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,502,732
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,796,853)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,320)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,809
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,592
Non-PEO NEO | Total Equity Awards Adjustments Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,284,004
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,725,982
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,398,533)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,217
Non-PEO NEO | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,616,666
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount